N-6	Oct. 01, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	CORPORATE SPONSORED VUL SEPARATE ACCOUNT I
Entity Central Index Key	0001018042
Entity Investment Company Type	N-6
Document Period End Date	Oct. 01, 2025
Amendment Flag	false
CorpExec VUL Plus
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	Macquarie Group Limited announced the sale of the U.S. and European public investments business of Macquarie Asset Management to Nomura Holding America Inc. (“Nomura”). Subject to the receipt of applicable regulatory approvals, the transaction is expected to close on or about October 31, 2025 (the “Closing Date”). As a result, the following changes will become effective on or about the Closing Date: I. PORTFOLIO NAME CHANGES
NAME CHANGES
Current Name	New Name
Macquarie VIP Emerging Markets Series — Standard Class	Nomura VIP Emerging Markets Series — Standard Class
Macquarie VIP Small Cap Value Series — Standard Class	Nomura VIP Small Cap Value Series — Standard Class
Macquarie VIP International Core Equity Series — Standard Class	Nomura VIP International Core Equity Series — Standard Class
II. ADVISER NAME CHANGEAny reference to “Delaware Management Company, a series of Macquarie Investment Management Business Trust,” the adviser to the Portfolios listed above, in your Prospectus is deleted and replaced with “Delaware Management Company, a series of Nomura Investment Management Business Trust.” III. SUBADVISER DELETIONAny reference to “Macquarie Investment Management Global Limited,” the subadviser to the Portfolios listed above, in your Prospectus is deleted.
CorpExec VUL Plus | NomuraVIPEmergingMarketsSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Emerging Markets Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
CorpExec VUL Plus | NomuraVIPSmallCapValueSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
CorpExec VUL Plus | NomuraVIPInternationalCoreEquitySeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP International Core Equity Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
NYLIAC Corporate Sponsored Variable Universal Life
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	Macquarie Group Limited announced the sale of the U.S. and European public investments business of Macquarie Asset Management to Nomura Holding America Inc. (“Nomura”). Subject to the receipt of applicable regulatory approvals, the transaction is expected to close on or about October 31, 2025 (the “Closing Date”). As a result, the following changes will become effective on or about the Closing Date: I. PORTFOLIO NAME CHANGES
NAME CHANGES
Current Name	New Name
Macquarie VIP Emerging Markets Series — Standard Class	Nomura VIP Emerging Markets Series — Standard Class
Macquarie VIP Small Cap Value Series — Standard Class	Nomura VIP Small Cap Value Series — Standard Class
Macquarie VIP International Core Equity Series — Standard Class	Nomura VIP International Core Equity Series — Standard Class
II. ADVISER NAME CHANGEAny reference to “Delaware Management Company, a series of Macquarie Investment Management Business Trust,” the adviser to the Portfolios listed above, in your Prospectus is deleted and replaced with “Delaware Management Company, a series of Nomura Investment Management Business Trust.” III. SUBADVISER DELETIONAny reference to “Macquarie Investment Management Global Limited,” the subadviser to the Portfolios listed above, in your Prospectus is deleted.
NYLIAC Corporate Sponsored Variable Universal Life | NomuraVIPEmergingMarketsSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Emerging Markets Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
NYLIAC Corporate Sponsored Variable Universal Life | NomuraVIPSmallCapValueSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
NYLIAC Corporate Sponsored Variable Universal Life | NomuraVIPInternationalCoreEquitySeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP International Core Equity Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
Corporate Executive Accumulator Variable Universal Life
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	Macquarie Group Limited announced the sale of the U.S. and European public investments business of Macquarie Asset Management to Nomura Holding America Inc. (“Nomura”). Subject to the receipt of applicable regulatory approvals, the transaction is expected to close on or about October 31, 2025 (the “Closing Date”). As a result, the following changes will become effective on or about the Closing Date: I. PORTFOLIO NAME CHANGES
NAME CHANGES
Current Name	New Name
Macquarie VIP Emerging Markets Series — Standard Class	Nomura VIP Emerging Markets Series — Standard Class
Macquarie VIP Small Cap Value Series — Standard Class	Nomura VIP Small Cap Value Series — Standard Class
Macquarie VIP International Core Equity Series — Standard Class	Nomura VIP International Core Equity Series — Standard Class
II. ADVISER NAME CHANGEAny reference to “Delaware Management Company, a series of Macquarie Investment Management Business Trust,” the adviser to the Portfolios listed above, in your Prospectus is deleted and replaced with “Delaware Management Company, a series of Nomura Investment Management Business Trust.” III. SUBADVISER DELETIONAny reference to “Macquarie Investment Management Global Limited,” the subadviser to the Portfolios listed above, in your Prospectus is deleted.
Corporate Executive Accumulator Variable Universal Life | NomuraVIPEmergingMarketsSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Emerging Markets Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
Corporate Executive Accumulator Variable Universal Life | NomuraVIPSmallCapValueSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
Corporate Executive Accumulator Variable Universal Life | NomuraVIPInternationalCoreEquitySeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP International Core Equity Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
CorpExec VUL: Corporate Executive Series Variable Universal Life
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	Macquarie Group Limited announced the sale of the U.S. and European public investments business of Macquarie Asset Management to Nomura Holding America Inc. (“Nomura”). Subject to the receipt of applicable regulatory approvals, the transaction is expected to close on or about October 31, 2025 (the “Closing Date”). As a result, the following changes will become effective on or about the Closing Date: I. PORTFOLIO NAME CHANGES
NAME CHANGES
Current Name	New Name
Macquarie VIP Emerging Markets Series — Standard Class	Nomura VIP Emerging Markets Series — Standard Class
Macquarie VIP Small Cap Value Series — Standard Class	Nomura VIP Small Cap Value Series — Standard Class
Macquarie VIP International Core Equity Series — Standard Class	Nomura VIP International Core Equity Series — Standard Class
II. ADVISER NAME CHANGEAny reference to “Delaware Management Company, a series of Macquarie Investment Management Business Trust,” the adviser to the Portfolios listed above, in your Prospectus is deleted and replaced with “Delaware Management Company, a series of Nomura Investment Management Business Trust.” III. SUBADVISER DELETIONAny reference to “Macquarie Investment Management Global Limited,” the subadviser to the Portfolios listed above, in your Prospectus is deleted.
CorpExec VUL: Corporate Executive Series Variable Universal Life | NomuraVIPEmergingMarketsSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Emerging Markets Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
CorpExec VUL: Corporate Executive Series Variable Universal Life | NomuraVIPSmallCapValueSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
CorpExec VUL: Corporate Executive Series Variable Universal Life | NomuraVIPInternationalCoreEquitySeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP International Core Equity Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust